Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (88,972)	$ (140,391)	$ (96,322)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,741	2,390	1,913
Non-cash share-based compensation expense	5,077	10,723	6,204
Deferred income tax	(156)	(171)	(158)
Loss on disposal of property and equipment	235	148	76
Gain on lease termination	(5,216)
Changes in components of operating assets and liabilities:
Accounts receivable		98	(91)
Prepaids and other current assets	808	17,519	(11,885)
Other non-current assets	(384)	9	104
Operating lease right of use assets	7,506
Accounts payable	5,446	(2,890)	1,540
Accrued expenses and other current liabilities	(5,124)	5,008	3,654
Operating lease liabilities	815
Net cash used in operating activities	(78,224)	(107,557)	(94,965)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(7,014)	(4,274)	(2,513)
Purchase of intangible assets			(1)
Proceeds from disposal of property and equipment			126
Net cash used in investing activities	(7,014)	(4,274)	(2,388)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of preferred shares, net of issuance costs			80,853
Proceeds from exercise of ESPP	195	179
Proceeds from exercise of warrants for ordinary shares			9
Proceeds from issuance of ADSs, net of issuance costs	27,328		161,758
Payments of deferred financing costs		(1,163)
Net cash (used) in/provided by financing activities	27,523	(984)	242,620
Net increase in cash and cash equivalents classified within current assets for sale	(300)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(12,442)	302	11,738
Net (decrease) increase in cash, cash equivalents and restricted cash	(70,457)	(112,513)	157,005
Cash, cash equivalents and restricted cash
Beginning of period	119,063	231,576	74,571
End of period	48,606	119,063	231,576
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Operating lease liabilities arising from obtaining right-of-use assets	2,526
Commitment shares issued to Lincoln Park Capital Fund, LLC	963
Property and equipment purchases included in accounts payable	261	21	379
Cash paid for income taxes	317		281
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	47,279	117,662	229,974
Long-term restricted cash	1,327	1,401	1,602
Total cash, cash equivalents and restricted cash	$ 48,606	$ 119,063	$ 231,576